Intangible assets - Amortization (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Intangible assets
Amortization	¥ 282,697,000	¥ 332,470,000
Impairment charge on intangible assets	0	0	¥ 0
Cost of revenue
Intangible assets
Amortization	275,479,000	308,551,000	227,006,000
Impairment charge on intangible assets	17,662,000
Research and development expense
Intangible assets
Amortization	3,812,000	20,311,000	¥ 33,082,000
Impairment charge on intangible assets	5,597,000
General and administrative expenses
Intangible assets
Amortization	¥ 3,406,000	¥ 3,608,000